Advance for investment - Additional Information (Details)		1 Months Ended
	Aug. 05, 2022 shares	Jul. 31, 2023 USD ($) shareholder shares	Jul. 31, 2023 CNY (¥) shareholder shares	Mar. 31, 2023 USD ($)
Advance for investment
Cash deposit | $				$ 1,902,004
Subsequent Event | Wuxi Talent Home Information Technology Co. Ltd. [Member]
Advance for investment
Number of shareholders agreed to return shares to entity for cancellation | shareholder		2	2
Number of shares agreed to return by shareholders		791,667	791,667
Cash consideration		$ 1,902,004	¥ 13,070,000
Equity method investment, ownership percentage		35.00%	35.00%
Wuxi Talent Home Information Technology Co. Ltd. [Member]
Advance for investment
Shares issued to two shareholders as part of acquisition consideration	791,667
Wuxi Talent | Wuxi Talent Home Information Technology Co. Ltd. [Member]
Advance for investment
Ownership interest percentage in subsidiary				60.00%